Capital Stock and Warrants: Issued and Outstanding (Details) (USD $)	3 Months Ended					4 Months Ended					3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Jun. 30, 2010	Mar. 31, 2010	Oct. 31, 2012	Jun. 30, 2012	Jun. 30, 2007 Common stock issued for cash1	Jun. 30, 2007 Common stock issued for cash2	Jun. 30, 2007 Common stock issued for cash3	Jun. 30, 2010 Unit1	Jun. 30, 2012 Unit2		Jun. 30, 2012 Unit3	Sep. 30, 2011 Unit3		Dec. 31, 2011 Subscription Receipts	Jun. 30, 2012 Subscription Receipts	Dec. 31, 2012 CommonShares3Member		Dec. 31, 2011 Private placement offering		Sep. 30, 2012 CommonSharesMember		Dec. 31, 2012 CommonShares2Member
Stock Issued for cash					5,420,000		80,710,834	4,000,000	1,000,000	420,000
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.01	$ 0.05	$ 0.75	$ 0.58	[1]		$ 0.57	[1]	$ 0.50				$ 0.50
Stockholders' Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares					108,400,000
Capital Units											1,333,334 [2]	200,000	[3]		1,000,000	[3]	6,500,000 [4]
Gross Proceeds											$ 1,000,000	$ 116,000		$ 570,000			$ 3,250,000		$ 13,000	[5]	$ 1,313,750		$ 75,000	[5]	$ 225,000	[5]
Share cancellation (shares)				40,000,000
Stock Issued for non-cash																		650,000 [4]
Stock Issued During Period, Value, Conversion of Units																		416,000
Market Price																			$ 0.64	[5]
Proceeds from Issuance of Private Placement																					1,313,750
Units Sold in Private Placement																					2,107,500	[4]
Shares Issued																			20,000				100,000		300,000
Exercise price																			$ 0.65				$ 0.75	[5]	$ 0.75	[5]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,861,111	[6]	2,583,333			3,000,000
Stock Price Per Share			$ 0.72
Common Stock, Other Value, Outstanding			$ 1,860,000

[1]	CDN $0.55
[2]	Each Unit consisted of one share of common stock and one warrant to purchase an additional share of common stock at a price of $1.25 per share at any time during the 24 months following the date of closing of the private placement offering.
[3]	Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a "Warrant").
[4]	Each Unit is comprised of one common share and one common share purchase one warrant ("Warrant").
[5]	CDN
[6]	If a registration statement is declared effective by the United States Securities Exchange Commission in respect of the Liberty Silver Shares by March 1, 2013